Consolidated Statements of Profit or Loss - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Profit or loss [abstract]
Revenue	¥ 4,505,720	¥ 4,581,551	¥ 4,263,762
Cost of sales	(1,571,588)	(1,580,217)	(1,426,678)
Selling, general and administrative expenses	(1,084,215)	(1,104,766)	(1,053,819)
Research and development expenses	(675,924)	(730,227)	(729,924)
Amortization and impairment losses on intangible assets associated with products	(633,544)	(643,233)	(652,117)
Other operating income	24,747	26,212	19,379
Other operating expenses	(558,979)	(206,733)	(206,527)
Operating profit	6,217	342,586	214,075
Finance income	211,177	46,549	52,093
Finance expenses	(357,572)	(210,065)	(219,850)
Share of profit (loss) of investments accounted for using the equity method	(2,177)	(3,986)	6,473
Profit (loss) before tax	(142,355)	175,084	52,791
Income tax (expenses) benefit	(9,770)	(66,941)	91,406
Net profit (loss) for the year	(152,125)	108,143	144,197
Attributable to:
Owners of the Company	(152,390)	107,928	144,067
Non-controlling interests	264	215	130
Net profit (loss) for the year	¥ (152,125)	¥ 108,143	¥ 144,197
Earnings per share (JPY)
Basic earnings (loss) per share (in JPY per share)	¥ (96.75)	¥ 68.36	¥ 92.09
Diluted earnings (loss) per share (in JPY per share)	¥ (96.75)	¥ 67.23	¥ 91.16